Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value on a recurring basis

	Fair Value Measured as of June 30, 2022
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account	$175,360,788	$—	$—	$175,360,788

Liabilities
Derivative public warrant liabilities	6,300,000	—	—	6,300,000
Derivative private warrant liabilities	—	5,040,000	—	5,040,000

Total Liabilities	$6,300,000	$5,040,000	$—	$11,340,000

	Fair Value Measured as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account	$175,101,805	$—	$—	$175,101,805

Liabilities
Derivative public warrant liabilities	10,937,500	—	—	10,937,500
Derivative private warrant liabilities	—	8,750,000	—	8,750,000

Total Liabilities	$10,937,500	$8,750,000	$—	$19,687,500

	Fair Value Measured as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account	$175,101,805	$—	$—	$175,101,805

Liabilities:
Derivative public warrant liabilities	10,937,500	—	—	10,937,500
Derivative private warrant liabilities	—	8,750,000	—	8,750,000

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account	$175,030,689	$—	$—	$175,030,689

Liabilities:
Derivative public warrant liabilities	12,775,000	—	—	12,775,000
Derivative private warrant liabilities	—	—	8,030,000	8,030,000

Schedule of quantitative information regarding Level 3 fair value measurements

As of December 31, 2020
Option term (in years)	6.34
Volatility	21.50%
Risk-free interest rate	0.55%
Expected dividends	—
Exercise Price	11.50

Schedule of change in the fair value of the derivative warrant liabilities

As of December 31, 2021
Derivative warrant liabilities at January 1, 2021 – Level 3	$8,030,000
Change in fair value of derivative warrant liabilities – Level 3	(4,345,000)
Transfer of Private warrants to Level 2	(3,685,000)

Derivative warrant liabilities at December 31, 2021 – Level 3	$—